DISCONTINUED OPERATIONS	6 Months Ended	12 Months Ended
	Dec. 26, 2020	Jun. 27, 2020
DISCONTINUED OPERATIONS
Note 31. DISCONTINUED OPERATIONS

During the six months ended December 26, 2020, the Company contemplated the divesture of non-core assets and management entered into a plan to sell its operations in the state of Arizona. Consequently, assets and liabilities allocable to the operations within the state of Arizona were classified as a disposal group. The assets associated with the Arizona disposal group have been measured at the lower of its carrying amount or FVLCTS. Revenue and expenses, gains or losses relating to the discontinuation of Arizona operations have been eliminated from profit or loss from the Company’s continuing operations and are shown as a single line item in the Condensed Consolidated Statements of Operations.

During the fiscal year ended June 27, 2020, the Company began separate negotiations to sell its operations in the state of Arizona, including the related management entities. In October 2020, Kannaboost Technology Inc. and CSI Solutions LLC (collectively referred to as “Level Up”) was sold at auction for a total sales price of $25,150,000, of which the Company has not received the proceeds as of December 26, 2020. Refer to “Note 21 - Commitments and Contingencies” for further information. All outstanding membership interests in Level Up and all operational control and risk of loss was transferred to the purchaser on November 5, 2020. Upon deconsolidation, the Company will not have any continuing involvement with the former subsidiary outside of the litigation disclosed in “Note 21 – Commitments and Contingencies”. The Company recognized a loss upon sale of membership interests of $1,628,124 for the net carrying value of the assets as of the disposition date which was determined as the book value less direct costs to sell and is recognized on the Condensed Consolidated Statements of Operations during the six months ended December 26, 2020. On June 29, 2020, the Company entered into a non-binding term sheet for the remaining subsidiary classified as discontinued operations for total gross proceeds of $9,000,000, subject to certain adjustments. As of December 26, 2020, the contemplated transaction is subject to customary closing conditions and is expected to close within the next twelve months. After the close of the transaction, there will be no continued involvement with the sellers.

For the six months ended December 26, 2020, net loss from discontinued operations does not include revenue and expenses and gains or losses from Level Up as a result of the deconsolidation in November 2020. Net operating loss of the discontinued operations and the gain or loss from re-measurement of assets and liabilities classified as held for sale are summarized as follows:

	Three Months Ended		Six Months Ended
	December 26,	December 28,	December 26,	December 28,
	2020	2019	2020	2019

Revenue	$1,741,505	$4,276,771	$3,341,495	$8,581,520
Cost of Goods Sold	1,223,372	2,054,833	2,492,124	5,935,439

Gross Profit	518,133	2,221,938	849,371	2,646,081

Expenses:
General and Administrative	718,101	1,961,132	1,694,712	3,784,884
Sales and Marketing	10,600	42,057	17,101	43,005
Depreciation and Amortization	32,060	662,393	81,202	1,161,721
Impairment Expense	-	46,702,659	-	46,702,659

Total Expenses	760,761	49,368,241	1,793,015	51,692,269

Loss from Operations	(242,628)	(47,146,303)	(943,644)	(49,046,188)

Other Expense (Income):
Other Expense	(34,391)	232	2,665	5,592

Total Other Expense	(34,391)	232	2,665	5,592

Loss on Discontinued Operations Before Provision for Income Taxes	(208,237)	(47,146,535)	(946,309)	(49,051,780)
Provision for Income Tax Benefit (Expense)	1,410,003	10,300,882	(534,100)	9,125,732

Income (Loss) on Discontinued Operations	$1,201,766	$(36,845,653)	$(1,480,409)	$(39,926,048)

The carrying amounts of assets and liabilities in the disposal group are summarized as follows:

	December 26,	June 27,
	2020	2020

Carrying Amounts of the Assets Included in Discontinued Operations:

Cash and Cash Equivalents	$148,106	$522,966
Accounts Receivable	386,391	274,886
Prepaid Expenses	124,262	74,622
Inventory	1,663,909	3,323,978
Other Current Assets	48,736	64,600

TOTAL CURRENT ASSETS (1)

Property and Equipment, Net	2,548,041	4,288,808
Operating Lease Right-of-Use Assets	4,998,953	5,257,327
Intangible Assets, Net	3,756,780	7,260,288
Other Assets	4,860	113,576

TOTAL NON-CURRENT ASSETS (1)

TOTAL ASSETS OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$13,680,038	$21,181,051

Carrying Amounts of the Liabilities Included in Discontinued Operations:

Accounts Payable and Accrued Liabilities	$1,069,500	$2,126,162
Income Taxes Payable	1,803,056	946,679
Other Current Liabilities	13,015	22,748
Current Portion of Operating Lease Liabilities	173,929	385,699

TOTAL CURRENT LIABILITIES (1)

Operating Lease Liabilities, Net of Current Portion	4,941,099	5,300,936
Deferred Tax Liabilities	1,325,032	6,278,079

TOTAL NON-CURRENT LIABILITIES (1)

TOTAL LIABILITIES OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$9,325,631	$15,060,303

_____________________

(1) The assets and liabilities of the disposal group classified as held for sale are classified as current on the Condensed Consolidated Balance Sheets as of December 26, 2020 because it is probable that the sale will occur and proceeds will be collected within one year.

On December 3, 2018, the Company acquired EBA Holdings, Inc. d/b/a Monarch Wellness Center, an Arizona-based medical cannabis license holder with dispensary, cultivation and processing operations, through the acquisition of Omaha Management Services, LLC (collectively, “Monarch”). As part of the acquisition of Monarch, the Company acquired a dispensary license and customer relationships, including co-manufacturing and licensing agreements within the state of Arizona. The Company recorded goodwill of $16,912,951 as a result of the business acquisition, as further discussed in “Note 9 - Business Acquisitions”.

On February 13, 2019, the Company acquired Level Up. As part of the acquisition of Level Up, the Company acquired licenses for two vertically-integrated operations in Arizona, which include retail locations in Scottsdale and Tempe and cultivation and production facilities in Tempe and Phoenix. The Company recorded goodwill of $14,860,708 as a result of the business acquisition, as further discussed in “Note 9 - Business Acquisitions”.

During the fiscal second quarter of 2020, the Company contemplated the divesture of non-core assets and management entered into a plan to sell its operations in the state of Arizona. During the fiscal year ended June 27, 2020, the Company entered into binding and non-binding term sheets and began separate negotiations to sell its operations in the state of Arizona, including the related management entities, for total gross proceeds of approximately $25,500,000. The contemplated transactions are subject to customary closing conditions and is expected to close within the next twelve months. After the close of the transaction, there will be no continued involvement with the sellers.

Consequently, assets and liabilities allocable to the operations within the state of Arizona were classified as a disposal group. Revenue and expenses, gains or losses relating to the discontinuation of Arizona operations have been eliminated from profit or loss from the Company’s continuing operations and are shown as a single line item in the Consolidated Statements of Operations. The assets associated with the Arizona disposal group have been measured at the lower of its carrying amount or FVLCTS.

The Company will continue to operate the Arizona operations until the ultimate sale of the disposal group. Net operating loss of the discontinued operations and the gain or loss from re-measurement of assets and liabilities classified as held for sale are summarized as follows:

	2020	2019

Revenue	$15,164,131	$10,044,235
Cost of Goods Sold	11,947,208	4,010,987

Gross Profit	3,216,923	6,033,248

Expenses:
General and Administrative	6,905,155	4,702,461
Sales and Marketing	81,489	-
Depreciation and Amortization	1,532,792	1,280,090

Total Expenses	8,519,436	5,982,551

Loss from Operations	(5,302,513)	50,697

Other Expense (Income):
Impairment of Assets	46,702,660	-
Other Expense	5,385	167,550

Total Other Expense	46,708,045	167,550

Loss on Discontinued Operations Before Provision for Income Taxes	(52,010,559)	(116,853)
Provision for Income Tax (Expense) Benefit	1,229,520	(1,147,343)

Loss on Discontinued Operations	$(50,781,039)	$(1,264,196)

The carrying amounts of assets and liabilities in the disposal group are summarized as follows:

	2020	2019

Carrying Amounts of the Assets Included in Discontinued Operations:

Cash and Cash Equivalents	$522,966	$527,377
Accounts Receivable	274,886	865,485
Prepaid Expenses	74,622	249,309
Inventory	3,323,978	5,752,847
Other Current Assets	64,600	-

TOTAL CURRENT ASSETS (1)		7,395,018

Property and Equipment, Net	4,288,808	4,633,289
Operating Lease Right-of-Use Assets	5,257,327	-
Intangible Assets, Net	7,260,288	20,449,002
Goodwill	-	31,773,659
Other Assets	113,576	114,576

TOTAL NON-CURRENT ASSETS (1)		56,970,526

TOTAL ASSETS OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$21,181,051	$64,365,544

Carrying Amounts of the Liabilities Included in Discontinued Operations:
Accounts Payable and Accrued Liabilities	$2,126,162	$1,742,133
Income Taxes Payable	946,679	1,899,487
Other Current Liabilities	22,747	-
Current Portion of Operating Lease Liabilities	385,699	-

TOTAL CURRENT LIABILITIES (1)		3,641,620

Operating Lease Liabilities, Net of Current Portion	5,300,936	-
Deferred Tax Liabilities	6,278,079	7,185,447

TOTAL NON-CURRENT LIABILITIES (1)		7,185,447

TOTAL LIABILITIES OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$15,060,302	$10,827,067

(1)

The assets and liabilities of the disposal group classified as held for sale are classified as current on the Consolidated Balance Sheets as of June 27, 2020 because it is probable that the sale will occur and proceeds will be collected within one year.